Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Carrying Value and Estimated Fair Value of Financial Instruments

The following tables present the carrying values and fair value estimates of financial instruments as of December 31, 2014 and 2013:

		December 31, 2014
(Dollars in thousands)	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
ASSETS
Continuing operations:
Cash and cash equivalents	Level 1	$61,935	$61,935
Restricted cash	Level 1	21	21
Loans receivable, net (other noncurrent assets)	Level 3	1,236	1,236
Discontinued operations:
Cash and cash equivalents	Level 1	1,032	1,032
LIABILITIES
Continuing operations:
Common stock warrant liability	Level 3	5,600	5,600
Discontinued operations:
Line of credit	Level 3	$1,000	$1,000
Long-term debt	Level 3	13,600	13,592

		December 31, 2013
(Dollars in thousands)	Fair Value Hierarchy	Carrying Amount	Estimated Fair Value
ASSETS
Continuing operations:
Cash and cash equivalents	Level 1	$47,847	$47,847
Restricted cash	Level 1	2,805	2,805
Loans receivable, net (other assets)	Level 3	1,407	1,400
Nonmarketable equity security (other assets)	Level 3	800	4,000
Discontinued operations:
Cash and cash equivalents	Level 1	172	172
LIABILITIES
Continuing operations:
Common stock warrant liability	Level 3	9,300	9,300
Discontinued operations:
Line of credit	Level 3	$500	$500
Long-term debt	Level 3	17,200	17,200

Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis Based on Fair Value Hierarchy

The following table presents the Company’s assets and liabilities measured at estimated fair value as of December 31, 2014 and 2013 based on the fair value hierarchy on a recurring and nonrecurring basis:

(Dollars in thousands)	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value
Recurring fair value measurements:
December 31, 2014
Common stock warrant liability	$—	$—	$5,600	$5,600
December 31, 2013
Common stock warrant liability	$—	$—	$9,300	$9,300
Nonrecurring fair value measurements:
December 31, 2013
Real estate owned, net	$—	$—	$75	$75

Reconciliation for Liabilities Measured at Fair Value on Recurring Basis using Significant Unobservable Inputs (Level Three)

The following table presents the reconciliation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2014, 2013 and 2012:

(Dollars in thousands)	Beginning Balance	Income (Expense) Realized in Earnings	Transfers In/Out of Level 3	Purchases	Issuances	Settlements	Ending Balance
Year Ended December 31, 2014
Common stock warrant liability	$9,300	$3,700	$—	$—	$—	$—	$5,600
Year Ended December 31, 2013
Common stock warrant liability	$2,350	$(6,950)	$—	$—	$—	$—	$9,300
Year Ended December 31, 2012
Common stock warrant liability	$1,403	$(947)	$—	$—	$—	$—	$2,350

Total Gains (Losses) on Assets and Liabilities Measured on Fair Values on Non-Recurring Basis

The following table summarizes gains (losses) on assets and liabilities recorded on a nonrecurring basis for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
(Dollars in thousands)	2014	2013	2012
Inventory	$432	$—	$—
Goodwill	400	—	—
Loans held for sale, net:
Continuing operations	—	—	2,776
Discontinued operations	—	—	(1,062)
Real estate owned, net	—	283	(725)
Commercial real estate investments, net	—	—	(121)
	$832	$283	$868

Valuation Techniques and Unobservable Inputs Applied to Level Three Fair Value Measurements

The Company’s Level 3 assets and liabilities are determined using valuation techniques that incorporate unobservable inputs that require significant judgment or estimation. The following tables presents quantitative information about the valuation techniques and unobservable inputs applied to Level 2 and Level 3 recurring and nonrecurring fair value measurements as of December 31, 2014 and 2013:

December 31, 2014
(Dollars in thousands)	Estimated Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Liabilities:
Common stock warrant liability	$5,600	Monte Carlo Simulation	Exercise multiple	2.8x (2.8x)
			Volatility	52.0% (52.0%)
			Expected term	5.8 — 5.8 years (5.8 years)
			Equity raise probablity	25% (25%)
			Issue price discount to fair value	15% (15%)

	December 31, 2013
(Dollars in thousands)	Estimated Fair Value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Assets:
Real estate owned, net (discontinued operations)	$75	Market approach	Marketability discounts	20.0% (20.0%)
			Estimated selling costs	8.0% (8.0%)
Liabilities:
Common stock warrant liability	$9,300	Lattice option pricing model	Exercise multiple	2.8x (2.8x)
			Volatility	55.0% (55.0%)
			Expected term	4.1 — 4.2 years (4.2 years)